Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2016-2

Collection Period	09/01/16-09/30/16
Determination Date	10/10/2016
Distribution Date	10/17/2016

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-02.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,004,971,685.00
2.	Collections allocable to Principal		$31,531,629.73
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,634,804.97
5.	Pool Balance on the close of the last day of the related Collection Period		$971,805,250.30
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		64,717
7.	Initial Pool Balance		$1,175,000,014.34
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$54,096,684.93	$20,930,250.23
	b. Class A-2a Note Balance	$194,000,000.00	$194,000,000.00
	c. Class A-2b Floating Rate Note Balance	$194,000,000.00	$194,000,000.00
	d. Class A-3 Note Balance	$365,000,000.00	$365,000,000.00
	e. Class A-4 Note Balance	$113,900,000.00	$113,900,000.00
	f. Class B Note Balance	$28,200,000.00	$28,200,000.00
	g. Class C Note Balance	$31,700,000.00	$31,700,000.00
	h. Class D Note Balance	$18,200,000.00	$18,200,000.00
	i. Note Balance (sum a - h)	$999,096,684.93	$965,930,250.23
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.2352030	0.0910011
	b. Class A-2a Note Pool Factor	1.0000000	1.0000000
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	1.0000000
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.8502951	0.8220683
10.	Overcollateralization Target Amount		$5,875,000.07
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,875,000.07
12.	Weighted Average Coupon	%	7.32%
13.	Weighted Average Original Term (months)	months	66.25
14.	Weighted Average Remaining Term (months)	months	56.39
15.	1-Month LIBOR for the accrual period ending 10/17/2016		0.52428%
16.	Note Rate applicable to the Class A-2b notes for the accrual period ending 10/17/2016		0.99428%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$6,317,807.18
	b. Liquidation Proceeds allocable to Finance Charge		$33.01
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$6,317,840.19
18.	Principal:
	a. Collections allocable to Principal		$31,531,629.73
	b. Liquidation Proceeds allocable to Principal		$598,812.58
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$32,130,442.31
19.	Total Finance Charge and Principal Collections (17d + 18d)		$38,448,282.50
20.	Interest Income from Collection Account		$8,929.55
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$38,457,212.05

Available Funds
23.	Available Collections	$38,457,212.05
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$38,457,212.05
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$837,476.40
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$837,476.40
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$31,255.86
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$31,255.86
	e. Class A-2a Monthly Interest	$200,466.67
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$200,466.67
	i. Class A-2b Monthly Interest	$171,458.06
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$171,458.06
	m. Class A-3 Monthly Interest	$462,333.33
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$462,333.33
	m. Class A-4 Monthly Interest	$159,460.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$159,460.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$50,760.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$50,760.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$67,626.67
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$67,626.67
34.	Tertiary Principal Distributable Amount	$9,091,434.63
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$49,291.67
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$49,291.67

36.	Quaternary Principal Distributable Amount	$18,200,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$29,321,563.29
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$5,875,000.07
40.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
41.	Additional Servicing Fees, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$6,317,840.19
	b. Total Daily Deposits of Principal Collections	$32,130,442.31
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$8,929.55
	e. Total Deposits to Collection Account (sum a - d)	$38,457,212.05
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$837,476.40
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$34,359,086.96
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,260,648.69
	f. Total Withdrawals from Collection Account (sum a - e)	$38,457,212.05
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$31,255.86
	b. Class A-2a Interest Distribution	$200,466.67
	c. Class A-2b Interest Distribution	$171,458.06
	d. Class A-3 Interest Distribution	$462,333.33
	e. Class A-4 Interest Distribution	$159,460.00
	f. Class B Interest Distribution	$50,760.00
	g. Class C Interest Distribution	$67,626.67
	h. Class D Interest Distribution	$49,291.67
	i. Class A-1 Principal Distribution	$33,166,434.70
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$34,359,086.96
46.	Withdrawals
	a. Class A-1 Distribution	$33,197,690.56
	b. Class A-2a Distribution	$200,466.67
	c. Class A-2b Distribution	$171,458.06
	d. Class A-3 Distribution	$462,333.33
	e. Class A-4 Distribution	$159,460.00
	f. Class B Distribution	$50,760.00
	g. Class C Distribution	$67,626.67
	h. Class D Distribution	$49,291.67
	i. Total Withdrawals from Note Payment Account (sum a - h)	$34,359,086.96

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$3,260,648.69
	b. Reserve Account surplus (Ln 57)	$799.81
	c. Total Deposits to Certificate Payment Account (sum a - b)	$3,261,448.50
48.	Withdrawals
	a. Certificateholder Distribution	$3,261,448.50
	b. Total Withdrawals from Certificate Payment Account	$3,261,448.50
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,937,500.04	$2,937,500.04
	b. Note Balance	$965,930,250.23
50.	Required Reserve Account Amount	$2,937,500.04
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,937,500.04
52.	Investment Earnings	$799.81
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,938,299.85
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$799.81
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,937,500.04
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$837,476.40
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$34,359,086.96
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,260,648.69
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$799.81
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$33,197,690.56
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$200,466.67
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$171,458.06
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$462,333.33
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$159,460.00
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$50,760.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$67,626.67
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$49,291.67
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$3,261,448.50

Delinquency Activity
		Number of Loans	Principal Balance
75.	Delinquency Analysis
	a. 31 to 60 days past due	978	$14,334,060.05
	b. 61 to 90 days past due	362	$5,773,043.74
	c. 91 to 120 days past due	122	$1,832,858.29
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,462	$21,939,962.08
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 75e / Ln 5)%		2.2577%

76.	Has a Delinquency Trigger Event occurred?		No

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	96	$1,634,804.97
78.	Liquidation Proceeds (recoveries)	100	$598,845.59
79.	Net Losses (Ln 77 - Ln 78)		$1,035,959.38
80.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 79 / Ln 1)%		0.1031%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

81.	Defaulted Receivables (charge-offs)	289	$5,074,750.73
82.	Liquidation Proceeds (recoveries)	201	$1,756,445.26
83.	Cumulative Net Losses (Ln 81 - Ln 82)		$3,318,305.47
84.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 83 / Ln 7)%		0.2824%
85.	Average Net Loss on Defaulted Receivables		$11,482.03

Servicer Covenant
86.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,963,608,000.00
87.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on October 10, 2016.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer